CONSOLIDATED INTERIM INCOME STATEMENT - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,303	$ 991	$ 2,440	$ 1,930
Cost of sales	(1,139)	(826)	(2,139)	(1,616)
Gross profit	164	165	301	314
Sales, general and administration expenses	(57)	(51)	(117)	(103)
Intangible amortization	(35)	(39)	(71)	(78)
Operating profit	72	75	113	133
Net finance income/(expense)	40	(22)	63	(171)
Profit/(loss) before tax	112	53	176	(38)
Income tax charge	(12)	(27)	(19)	(10)
Profit/(loss) for the period	100	26	157	(48)
Profit/(loss) attributable to:
Equity holders	$ 100	$ 26	$ 157	$ (48)
(Loss)/earnings per share
Basic earnings/(loss) per share attributable to equity holders	$ 0.17	$ 0.05	$ 0.26	$ (0.10)
Diluted earnings/(loss) per share attributable to equity holders	$ 0.17	$ 0.05	$ 0.26	$ (0.10)
Before exceptional items
Disclosure of reclassifications or changes in presentation [line items]
Revenue	$ 1,303	$ 991	$ 2,440	$ 1,930
Cost of sales	(1,123)	(821)	(2,109)	(1,608)
Gross profit	180	170	331	322
Sales, general and administration expenses	(53)	(44)	(109)	(93)
Intangible amortization	(35)	(39)	(71)	(78)
Operating profit	92	87	151	151
Net finance income/(expense)	(34)	(28)	(62)	(120)
Profit/(loss) before tax	58	59	89	31
Income tax charge	(16)	(26)	(25)	(19)
Profit/(loss) for the period	42	33	64	12
Exceptional items.
Disclosure of reclassifications or changes in presentation [line items]
Cost of sales	(16)	(5)	(30)	(8)
Gross profit	(16)	(5)	(30)	(8)
Sales, general and administration expenses	(4)	(7)	(8)	(10)
Operating profit	(20)	(12)	(38)	(18)
Net finance income/(expense)	74	6	125	(51)
Profit/(loss) before tax	54	(6)	87	(69)
Income tax charge	4	(1)	6	9
Profit/(loss) for the period	$ 58	$ (7)	$ 93	$ (60)